                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07577

                  WM Strategic Asset Management Portfolios, LLP
               (Exact name of registrant as specified in charter)

                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
               (Address of principal executive offices) (Zip code)

                                William G. Papesh
                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (206) 461-3800

                    Date of fiscal year end: October 31, 2005

             Date of reporting period: July 1, 2004 - June 30, 2005


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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07577
Reporting Period: 07/01/2004 - 06/30/2005
WM Strategic Asset Management Portfolios, LLC









============================ WM BALANCED PORTFOLIO =============================


WM GROWTH FUND

Ticker:       N/A            Security ID:  928966803
Meeting Date: FEB 5, 2005    Meeting Type: Special
Record Date:  DEC 6, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     To approve an advisory agreement relating FOR       FOR        Management
      to the Fund among the Fund, WM Advisors, Inc. and Salomon Brothers Management, Inc


--------------------------------------------------------------------------------

WM SMALL CAP GROWTH FUND

Ticker:       N/A            Security ID:  928966621
Meeting Date: MAR 24, 2005   Meeting Type: Special
Record Date:  FEB 1, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     To approve or disapprove a sub-advisory   FOR       FOR        Management
      agreement for the Fund among the Fund, WM
      Advisors, Inc. and Oberweis Asset
      Management, Inc.
2     To approve or disapprove a sub-advisory   FOR       FOR        Management
      agreement for the Fund among the Fund, WM
      Advisors, Inc. and Delaware Management
      Company




====================== WM CONSERVATIVE BALANCED PORTFOLIO ======================


WM GROWTH FUND

Ticker:       N/A            Security ID:  928966803
Meeting Date: FEB 5, 2005    Meeting Type: Special
Record Date:  DEC 6, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     To approve an advisory agreement relating FOR       FOR        Management
      to the Fund among the Fund, WM Advisors, Inc. and Salomon Brothers Management, Inc


--------------------------------------------------------------------------------

WM SMALL CAP GROWTH FUND

Ticker:       N/A            Security ID:  928966621
Meeting Date: MAR 24, 2005   Meeting Type: Special
Record Date:  FEB 1, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     To approve or disapprove a sub-advisory   FOR       FOR        Management
      agreement for the Fund among the Fund, WM
      Advisors, Inc. and Oberweis Asset
      Management, Inc.
2     To approve or disapprove a sub-advisory   FOR       FOR        Management
      agreement for the Fund among the Fund, WM
      Advisors, Inc. and Delaware Management
      Company




======================= WM CONSERVATIVE GROWTH PORTFOLIO =======================


WM GROWTH FUND

Ticker:       N/A            Security ID:  928966803
Meeting Date: FEB 5, 2005    Meeting Type: Special
Record Date:  DEC 6, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     To approve an advisory agreement relating FOR       FOR        Management
      to the Fund among the Fund, WM Advisors, Inc. and Salomon Brothers Management, Inc


--------------------------------------------------------------------------------

WM SMALL CAP GROWTH FUND

Ticker:       N/A            Security ID:  928966621
Meeting Date: MAR 24, 2005   Meeting Type: Special
Record Date:  FEB 1, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     To approve or disapprove a sub-advisory   FOR       FOR        Management
      agreement for the Fund among the Fund, WM
      Advisors, Inc. and Oberweis Asset
      Management, Inc.
2     To approve or disapprove a sub-advisory   FOR       FOR        Management
      agreement for the Fund among the Fund, WM
      Advisors, Inc. and Delaware Management
      Company




========================= WM FLEXIBLE INCOME PORTFOLIO =========================


WM GROWTH FUND

Ticker:       N/A            Security ID:  928966803
Meeting Date: FEB 5, 2005    Meeting Type: Special
Record Date:  DEC 6, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     To approve an advisory agreement relating FOR       FOR        Management
      to the Fund among the Fund, WM Advisors, Inc. and Salomon Brothers Management, Inc


--------------------------------------------------------------------------------

WM SMALL CAP GROWTH FUND

Ticker:       N/A            Security ID:  928966621
Meeting Date: MAR 24, 2005   Meeting Type: Special
Record Date:  FEB 1, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     To approve or disapprove a sub-advisory   FOR       FOR        Management
      agreement for the Fund among the Fund, WM
      Advisors, Inc. and Oberweis Asset
      Management, Inc.
2     To approve or disapprove a sub-advisory   FOR       FOR        Management
      agreement for the Fund among the Fund, WM
      Advisors, Inc. and Delaware Management
      Company




======================== WM STRATEGIC GROWTH PORTFOLIO =========================


WM GROWTH FUND

Ticker:       N/A            Security ID:  928966803
Meeting Date: FEB 5, 2005    Meeting Type: Special
Record Date:  DEC 6, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     To approve an advisory agreement relating FOR       FOR        Management
      to the Fund among the Fund, WM Advisors, Inc. and Salomon Brothers Management, Inc


--------------------------------------------------------------------------------

WM SMALL CAP GROWTH FUND

Ticker:       N/A            Security ID:  928966621
Meeting Date: MAR 24, 2005   Meeting Type: Special
Record Date:  FEB 1, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     To approve or disapprove a sub-advisory   FOR       FOR        Management
      agreement for the Fund among the Fund, WM
      Advisors, Inc. and Oberweis Asset
      Management, Inc.
2     To approve or disapprove a sub-advisory   FOR       FOR        Management
      agreement for the Fund among the Fund, WM
      Advisors, Inc. and Delaware Management
      Company

========== END NPX REPORT
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WM Strategic Asset Management Portfolios, LLP

By:  /s/ William G. Papesh
     ---------------------------------------------
         William G. Papesh
         President and Chief Executive Officer


Date August 18, 2005